OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details)	Dec. 31, 2021 USD ($)
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
2022	$ 880,860
2023	888,725
2024	788,776
2025	599,496
2026	99,916
Total lease payments	$ 3,257,773